CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
License	$ 7,708	$ 11,211	$ 11,762
Services	26,083	24,644	17,295
Total revenues	33,791	35,855	29,057
Cost of revenues:
License	545	1,442	2,740
Services	15,593	12,880	9,076
Total cost of revenues	16,138	14,322	11,816
Gross profit	17,653	21,533	17,241
Operating expenses:
Research and development, net	4,797	4,914	3,377
Selling and marketing	10,894	12,967	9,498
General and administrative	$ 7,492	6,819	$ 4,637
Acquisition related costs		1,170
Amortization of intangible assets	$ 390	239
Total operating expenses	23,573	26,109	$ 17,512
Operating loss	(5,920)	(4,576)	(271)
Financial expenses , net	1,145	352	286
Other income, net	4	7	369
Loss before taxes on income	(7,061)	(4,921)	(188)
Taxes on income (expenses)	(1,215)	(552)	1
Net Loss	(8,276)	(5,473)	(187)
Attributes to : The Company's shareholders	(8,295)	(5,479)	$ (187)
Attributes to : Non-controlling interests	19	6
Net income (loss)	$ (8,276)	$ (5,473)	$ (187)
Net income loss per Ordinary share attributable to the Company's shareholders :
Basic	$ (0.46)	$ (0.34)	$ (0.02)
Diluted	$ (0.46)	$ (0.34)	$ (0.02)